CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income	$ 1,375	$ 2,719	$ 904
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	563	69	36
Depreciation and amortization expense	2,158	2,036	1,705
Mark-to-market on hedging items, provisions and other	(147)	(1,768)	51
Deferred income tax expense	86	240	54
Changes in non-cash working capital, net	(904)	(524)	(220)
Cash from operating activities	3,131	2,772	2,530
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(479)	(2,923)	(3,405)
Disposal of subsidiaries and assets held for sale, net of cash disposed	198	3,284	745
Investments in associates and joint ventures	(864)	0	(369)
Disposal of investments in associates and joint ventures	275	412	0
Purchase of long lived assets	(2,775)	(2,067)	(1,472)
Disposal of long lived assets	41	85	46
Purchase of financial assets	(659)	(1,324)	(1,170)
Sale of financial assets	720	1,341	933
Net settlement of foreign exchange hedging items	178	19	83
Cash used by investing activities	(3,365)	(1,173)	(4,609)
Financing Activities
Distributions to general partner	(244)	(209)	(185)
Distributions to other unitholders	(1,174)	(1,048)	(949)
Subsidiary distributions to non-controlling interest	(751)	(955)	(1,278)
Capital provided by non-controlling interest	293	3,071	3,091
Capital provided to non-controlling interest	0	(1,560)	(828)
Disposal of partial interest to non-controlling interest, net of taxes.	0	0	168
Acquisition of partial interest from non-controlling interest	0	(1,399)	(150)
Net proceeds from commercial paper program	33	431	0
Deposit (repaid to) received from parent	0	(545)	545
Proceeds from corporate borrowings	995	244	657
Repayment of corporate borrowings	0	0	(339)
Proceeds from corporate credit facility	3,225	5,928	3,183
Repayment of corporate credit facility	(3,129)	(7,059)	(2,872)
Proceeds from non-recourse borrowings	8,885	16,510	5,196
Repayment of non-recourse borrowings	(6,392)	(14,499)	(4,077)
Settlement of deferred consideration	(1,224)	(191)	0
Net preferred units (redeemed) issued	(243)	(12)	195
Partnership units issued, net of costs and repurchases	13	1,073	9
Lease liability repaid	(233)	(272)	(240)
Other financing activity	2	(503)	0
Cash from (used by) financing activities	56	(995)	2,126
Cash and cash equivalents
Change during the year	(178)	604	47
Impact of foreign exchange on cash	88	(65)	(7)
Cash reclassified as held for sale	(37)	0	0
Cash and cash equivalents at beginning of period	1,406	867	827
Cash and cash equivalents at end of period	$ 1,279	$ 1,406	$ 867